COST OF SALES - Operating costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
COST OF SALES
Mining and processing costs	$ 56,889	$ 44,538
Refining and transportation costs	783	1,059
Total operating costs	$ 57,672	$ 45,597